Segment Information - Segment Assets, Liabilities and Investments Accounted for by the Equity Method (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Property, plant and equipment	€ 22,944	€ 23,714	€ 22,725
Rights of use	8,448	8,279	7,579
Investments accounted for by the equity method	325	312
Financial assets and other non-current assets	7,268	8,101
Deferred tax assets	6,240	4,884	5,616
Current financial assets	1,078	2,444
Non-current assets and disposal groups held for sale	273	7
Total allocated assets	104,324	109,642
Non-current financial liabilities	33,360	35,059
Non-current lease liabilities	6,708	6,657
Deferred tax liabilities	2,702	3,067	€ 2,602
Current financial liabilities	3,701	4,020
Current lease liabilities	2,239	2,020
Liabilities associated with non-current assets and disposal groups held for sale	37	0
VMO2
Disclosure of operating segments [line items]
Property, plant and equipment	10,011	9,816
Current financial assets	567	511
Total allocated assets	46,455	50,062
Non-current financial liabilities	21,061	19,668
Non-current lease liabilities	663	725
Current financial liabilities	4,165	3,248
Current lease liabilities	201	221
Total allocated liabilities	30,727	28,626
Telefónica Spain
Disclosure of operating segments [line items]
Deferred tax assets		10
Other companies
Disclosure of operating segments [line items]
Property, plant and equipment	2,243	2,237
Rights of use	111	100
Investments accounted for by the equity method	361	410
Financial assets and other non-current assets	7,384	6,082
Deferred tax assets	1,882	929
Current financial assets	3,660	7,435
Non-current assets and disposal groups held for sale	0	7
Total allocated assets	23,096	26,288
Non-current financial liabilities	28,948	30,425
Non-current lease liabilities	44	45
Deferred tax liabilities	838	922
Current financial liabilities	6,960	8,449
Current lease liabilities	20	19
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	40,159	42,869
Operating segments | Telefónica Spain
Disclosure of operating segments [line items]
Property, plant and equipment	14,186	14,285
Rights of use	1,771	1,722
Investments accounted for by the equity method	233	252
Financial assets and other non-current assets	1,058	875
Deferred tax assets	2,676	2,395
Current financial assets	36	32
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	27,119	27,917
Non-current financial liabilities	695	2,089
Non-current lease liabilities	1,223	1,317
Deferred tax liabilities	82	95
Current financial liabilities	1,458	1,840
Current lease liabilities	486	392
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	16,869	16,782
Operating segments | VMO2
Disclosure of operating segments [line items]
Property, plant and equipment	0	0
Rights of use	0	0
Investments accounted for by the equity method	7,774	10,779
Financial assets and other non-current assets	0	0
Deferred tax assets	0	0
Current financial assets	0	0
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	7,774	10,779
Non-current financial liabilities	0	0
Non-current lease liabilities	0	0
Deferred tax liabilities	0	0
Current financial liabilities	0	0
Current lease liabilities	0	0
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	0	0
Operating segments | Telefónica Germany
Disclosure of operating segments [line items]
Property, plant and equipment	11,114	11,602
Rights of use	3,203	3,277
Investments accounted for by the equity method	0	0
Financial assets and other non-current assets	962	992
Deferred tax assets	538	463
Current financial assets	10	34
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	18,565	19,142
Non-current financial liabilities	1,235	1,510
Non-current lease liabilities	2,559	2,663
Deferred tax liabilities	254	274
Current financial liabilities	286	128
Current lease liabilities	555	597
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	9,937	10,246
Operating segments | Telefónica Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	18,749	18,217
Rights of use	2,258	2,048
Investments accounted for by the equity method	3	0
Financial assets and other non-current assets	1,054	984
Deferred tax assets	406	485
Current financial assets	55	162
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	26,114	24,875
Non-current financial liabilities	688	653
Non-current lease liabilities	1,817	1,531
Deferred tax liabilities	927	1,032
Current financial liabilities	48	350
Current lease liabilities	725	629
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	9,837	9,437
Operating segments | Telefónica Hispam
Disclosure of operating segments [line items]
Property, plant and equipment	6,742	7,870
Rights of use	1,179	1,169
Investments accounted for by the equity method	219	146
Financial assets and other non-current assets	1,374	1,578
Deferred tax assets	738	612
Current financial assets	272	222
Non-current assets and disposal groups held for sale	273	0
Total allocated assets	15,019	15,951
Non-current financial liabilities	6,164	2,502
Non-current lease liabilities	1,111	1,115
Deferred tax liabilities	601	744
Current financial liabilities	768	4,120
Current lease liabilities	476	402
Liabilities associated with non-current assets and disposal groups held for sale	37	0
Total allocated liabilities	13,720	13,861
Eliminations
Disclosure of operating segments [line items]
Property, plant and equipment	(12)	(9)
Rights of use	(74)	(37)
Investments accounted for by the equity method	0	0
Financial assets and other non-current assets	(4,564)	(2,410)
Deferred tax assets	0	0
Current financial assets	(2,955)	(5,441)
Non-current assets and disposal groups held for sale	0	0
Total allocated assets	(13,363)	(15,310)
Non-current financial liabilities	(4,370)	(2,120)
Non-current lease liabilities	(46)	(14)
Deferred tax liabilities	0	0
Current financial liabilities	(5,819)	(10,867)
Current lease liabilities	(23)	(19)
Liabilities associated with non-current assets and disposal groups held for sale	0	0
Total allocated liabilities	(13,294)	(15,261)
Telefónica, S.A.
Disclosure of operating segments [line items]
Property, plant and equipment	53,022	54,202
Rights of use	8,448	8,279
Investments accounted for by the equity method	8,590	11,587
Financial assets and other non-current assets	7,268	8,101
Deferred tax assets	6,240	4,884
Current financial assets	1,078	2,444
Non-current assets and disposal groups held for sale	273	7
Total allocated assets	104,324	109,642
Non-current financial liabilities	33,360	35,059
Non-current lease liabilities	6,708	6,657
Deferred tax liabilities	2,702	3,067
Current financial liabilities	3,701	4,020
Current lease liabilities	2,239	2,020
Liabilities associated with non-current assets and disposal groups held for sale	37	0
Total allocated liabilities	€ 77,228	€ 77,934